Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	¥ 6,687	¥ 5,576	¥ 4,744
Promotion and advertising expenses	2,387	2,227	1,823
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	1,260	1,082	752
Promotion and advertising expenses	652	440	231
Tencent Group [Member] | Online Music Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	364	277	355
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	412	206	40
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note (i))	170	213	21
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	541	306	132
Other costs to the Company's associates and associates of Tencent Group	¥ 176	¥ 48	¥ 25